Portfolio of investments—October 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.88%
Communication services: 12.61%
Entertainment: 3.01%
Netflix, Inc.†	22,697	$17,159,613
Spotify Technology SA†	32,884	12,663,628
		29,823,241
Interactive media & services: 9.60%
Alphabet, Inc. Class A	173,925	29,760,307
Meta Platforms, Inc. Class A	115,445	65,524,273
		95,284,580
Consumer discretionary: 13.74%
Broadline retail: 9.63%
Amazon.com, Inc.†	416,480	77,631,872
MercadoLibre, Inc.†	8,779	17,884,403
		95,516,275
Hotels, restaurants & leisure: 4.11%
Booking Holdings, Inc.	4,742	22,174,778
DoorDash, Inc. Class A†	118,773	18,611,729
		40,786,507
Financials: 10.18%
Capital markets: 3.82%
S&P Global, Inc.	33,044	15,873,016
Tradeweb Markets, Inc. Class A	173,390	22,020,530
		37,893,546
Financial services: 4.46%
Mastercard, Inc. Class A	30,903	15,438,830
Visa, Inc. Class A	99,315	28,786,453
		44,225,283
Insurance: 1.90%
Progressive Corp.	77,798	18,891,688
Health care: 10.89%
Health care equipment & supplies: 3.25%
Boston Scientific Corp.†	252,307	21,198,834
Intuitive Surgical, Inc.†	21,939	11,053,746
		32,252,580
Health care providers & services: 2.05%
UnitedHealth Group, Inc.	35,988	20,315,226
Health care technology: 1.52%
Veeva Systems, Inc. Class A†	72,265	15,091,100
See accompanying notes to portfolio of investments
Allspring Large Cap Growth Fund | 1

Portfolio of investments—October 31, 2024 (unaudited)

	Shares	Value
Life sciences tools & services: 1.38%
Danaher Corp.	55,695	$13,682,034
Pharmaceuticals: 2.69%
Eli Lilly & Co.	32,152	26,677,800
Industrials: 6.54%
Aerospace & defense: 2.43%
General Electric Co.	140,339	24,107,434
Commercial services & supplies: 0.00%
Veralto Corp.	1	102
Ground transportation: 4.11%
Old Dominion Freight Line, Inc.	103,271	20,790,518
Uber Technologies, Inc.†	277,487	19,992,938
		40,783,456
Information technology: 44.93%
Communications equipment: 2.64%
Arista Networks, Inc.†	39,310	15,190,956
Motorola Solutions, Inc.	24,475	10,997,841
		26,188,797
IT services: 2.19%
Gartner, Inc.†	33,167	16,666,418
Globant SA†	24,343	5,109,352
		21,775,770
Semiconductors & semiconductor equipment: 15.28%
Advanced Micro Devices, Inc.†	128,711	18,543,394
Analog Devices, Inc.	76,473	17,061,891
Applied Materials, Inc.	57,485	10,438,126
NVIDIA Corp.	795,201	105,570,885
		151,614,296
Software: 17.03%
Cadence Design Systems, Inc.†	38,922	10,747,143
Datadog, Inc. Class A†	89,425	11,217,472
Microsoft Corp.	228,903	93,014,734
Salesforce, Inc.	87,436	25,476,227
ServiceNow, Inc.†	30,543	28,496,313
		168,951,889
Technology hardware, storage & peripherals: 7.79%
Apple, Inc.	342,059	77,274,549
See accompanying notes to portfolio of investments
2 | Allspring Large Cap Growth Fund

Portfolio of investments—October 31, 2024 (unaudited)

	Shares	Value
Materials: 0.99%
Chemicals: 0.99%
Sherwin-Williams Co.	27,371	$9,819,894
Total common stocks (Cost $449,877,461)		990,956,047

		Yield
Short-term investments: 0.23%
Investment companies: 0.23%
Allspring Government Money Market Fund Select Class♠∞		4.78%	2,255,128	2,255,128
Total short-term investments (Cost $2,255,128)				2,255,128
Total investments in securities (Cost $452,132,589)	100.11%			993,211,175
Other assets and liabilities, net	(0.11)			(1,136,669)
Total net assets	100.00%			$992,074,506

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$19,570,173	$87,125,228	$(104,440,273)	$0	$0	$2,255,128	2,255,128	$91,716
See accompanying notes to portfolio of investments
Allspring Large Cap Growth Fund | 3

Notes to portfolio of investments—October 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
4 | Allspring Large Cap Growth Fund

Notes to portfolio of investments—October 31, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$125,107,821	$0	$0	$125,107,821
Consumer discretionary	136,302,782	0	0	136,302,782
Financials	101,010,517	0	0	101,010,517
Health care	108,018,740	0	0	108,018,740
Industrials	64,890,992	0	0	64,890,992
Information technology	445,805,301	0	0	445,805,301
Materials	9,819,894	0	0	9,819,894
Short-term investments
Investment companies	2,255,128	0	0	2,255,128
Total assets	$993,211,175	$0	$0	$993,211,175
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At October 31, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring Large Cap Growth Fund | 5